Offsets	Nov. 24, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	GoldMining Inc.
Form or Filing Type	F-10
File Number	333-275215
Initial Filing Date	Oct. 30, 2023
Fee Offset Claimed	$ 5,525.13
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 47,365,173.70
Offset Note	The Registrant previously paid a registration fee of US$5,525.13 with respect to the registration statement on Form F-10 (File No. 333-275215) initially filed by the Registrant on October 30, 2023, which was amended on November 27, 2023, and declared effective on November 28, 2023 (the "Prior Registration Statement"), pertaining to the registration of an indeterminant number of securities in an aggregate principal amount of up to US$94,328,000 (US$47,365,173.70 of which remained unsold (converted from C$66,824,455 at an exchange rate of C$1.00=US$0.7088, which was the daily exchange rate as reported by the Bank of Canada on November 24, 2025, a date within 5 business days of filing this Registration Statement)), US$5,525.13 of which fee remains available to offset future registration fees pursuant to Rule 457(p) under the Securities Act. Accordingly, as the total filing fee required for this Registration Statement is US$9,865.86, taking into consideration the available offset of US$5,525.13 from the Prior Registration Statement, a registration fee of US$4,340.73 is payable in connection with this Registration Statement. In accordance with the Securities Act, the offering of the unsold securities under the Prior Registration Statement will be deemed terminated as of the effectiveness of this Registration Statement.
Termination / Withdrawal Statement	In accordance with the Securities Act, the offering of the unsold securities under the Prior Registration Statement (as defined below) will be deemed terminated as of the effectiveness of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	GoldMining Inc.
Form or Filing Type	F-10
File Number	333-275215
Filing Date	Oct. 30, 2023
Fee Paid with Fee Offset Source	$ 5,525.13